FINANCIAL INSTRUMENTS AND RISK (Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loans payable	$ 4,208,925	$ 3,440,732
Loans from related parties	1,560,394	3,870,748
Bonds payable	1,905,577	1,882,750
Lease liability	2,332,405	$ 1,685,678	$ 2,703,129
Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	10,039,853
Interest payable	668,805
Loans payable	14,321,874
Loans from related parties	1,560,394
Bonds payable	1,905,577
Lease liability	2,332,405
Total	30,828,908
Contractual cash flows [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	10,039,853
Interest payable	668,805
Loans payable	14,321,874
Loans from related parties	1,560,394
Bonds payable	1,905,577
Lease liability	8,871,097
Total	37,367,600
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	10,039,853
Interest payable	294,826
Loans payable	4,208,925
Loans from related parties	1,560,394
Bonds payable	0
Lease liability	790,036
Total	16,894,034
1 - 3 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Loans payable	232,288
Loans from related parties	0
Bonds payable	1,905,577
Lease liability	2,370,107
Total	4,507,973
4 - 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Loans payable	95,266
Loans from related parties	0
Bonds payable	0
Lease liability	1,397,191
Total	1,492,456
After 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	373,979
Loans payable	9,785,395
Loans from related parties	0
Bonds payable	0
Lease liability	4,389,367
Total	$ 14,548,741